Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
Operating expenses
Research and development	188,288	49,654	623,522	188,236
General and administrative	735,132	124,111	1,509,306	483,749
Transaction costs			877,776
Total operating expenses	923,420	173,765	3,010,604	671,985
Loss from operations	(923,420)	(173,765)	(3,010,604)	(671,985)
Other expenses
Other expense		(1,484)	(9,624)
Interest expense, net	(716,799)	(147,598)	(1,402,585)	(409,419)
Total other expenses	(716,799)	(149,082)	(1,412,209)	(409,419)
Loss before provision for income taxes	(1,640,219)	(322,847)	(4,422,813)	(1,081,404)
Provision for income taxes	1,600	800	1,600	800
Net loss	$ (1,641,819)	$ (323,647)	$ (4,424,413)	$ (1,082,204)
Weighted average shares outstanding - basic and diluted	24,269,047	10,928,099	14,952,205	10,928,099
Loss per share - basic and diluted	$ (0.07)	$ (0.03)	$ (0.3)	$ (0.1)